Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	$ 3,566	$ 1,533	$ 3,315
Total other comprehensive income that may be reclassified to the income statement, net of tax	4,804	(714)	2,235
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(558)	(69)	(924)
Total other comprehensive income	4,246	(783)	1,311
Total comprehensive income	7,812	749	4,625
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	3,541	1,481	3,290
Foreign currency translation, net of tax	3,381	(1,261)	849
Financial assets measured at fair value through other comprehensive income, net of tax	72	0	5
Cash flow hedges, net of tax	1,295	635	1,400
Cost of hedging, net of tax	56	(87)	(19)
Total other comprehensive income that may be reclassified to the income statement, net of tax	4,804	(714)	2,235
Defined benefit plans, net of tax	(6)	(86)	(136)
Own credit on financial liabilities designated at fair value, net of tax	(567)	65	(790)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(573)	(21)	(927)
Total other comprehensive income	4,231	(735)	1,308
Total comprehensive income	7,772	747	4,598
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	26	51	25
Total other comprehensive income that will not be reclassified to the income statement, net of tax	15	(48)	2
Total other comprehensive income	15	(48)	2
Total comprehensive income	$ 40	$ 3	$ 27